FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Components of financing costs

		Years ended December 31,
	Notes	2020	2019
Interest expense		$9.1	$8.1
Credit facility fees		4.8	4.9
Accretion expense - Gold prepayment	20	9.3	0.7
Accretion expense - Other		0.1	0.7
		$23.3	$14.4